Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheets - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Gross Proceeds					$ 287,500,000
Less:
Proceeds allocated to Public Warrants					(10,350,000)
Class A ordinary shares issuance costs					(15,806,778)
Plus:
Accretion of carrying value to redemption value					26,156,778
Class A ordinary shares subject to possible redemption	$ 19,844,335	$ 21,071,880	$ 20,892,146	$ 291,425,100	$ 287,500,000
Increase in Class A ordinary shares subject to possible redemption	(9,456,591)	$ 179,734	1,406,202	3,925,100
Less:
Redemption of Class A ordinary shares subject to possible redemption	(1,471,204)		$ (271,939,156)	$ (3,925,100)
Plus:
Waiver of Class A shares issuance costs	$ 9,700,250